CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents (Note 4)	$ 3,625,286	$ 8,347,518
Marketable securities (Notes 5, 6)	479,531	723,449
Deposits, advances and other	330,017	175,293
Total current assets	4,434,834	9,246,260
Property, plant and equipment, net (Note 7)	19,308,431	19,190,792
Total assets	23,743,265	28,437,052
Current Liabilities:
Accounts payable and accrued expenses	835,208	914,977
Accrued interest	64,269	64,269
Convertible notes, current (Note 11)	20,841,727	0
Total current liabilities	21,741,204	979,246
Convertible notes (Note 11)	1,042,000	20,025,454
Other (Note 11)	1,012,491	1,012,491
Total liabilities	23,795,695	22,017,191
SHAREHOLDERS' EQUITY
Common shares and equity units	284,599,809	283,482,779
Contributed Surplus	5,171,603	5,171,603
Stock options (Note 9)	19,744,143	19,762,883
Accumulated deficit	(309,535,750)	(302,209,087)
Accumulated other comprehensive income (loss)	(32,235)	211,683
Total shareholders' equity (deficit)	(52,430)	6,419,861
Total liabilities and shareholders' equity	$ 23,743,265	$ 28,437,052